Derivative Instruments and Other Hedging Activities - Outstanding Interest Rate Swap Agreements Not Designated as Hedging Instruments (Detail) - Not Designated as Hedging Instruments - Interest Rate Swap - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Weighted average pay rate	4.10%	3.20%	2.90%
Weighted average receive rate	2.50%	0.90%	0.40%
Weighted average maturity in years	7 years 4 months 24 days	7 years 6 months	7 years 8 months 12 days
Unrealized gain (loss) relating to interest rate swaps	$ 0	$ 0	$ 0